Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Comprehensive Loss	Accumulated Deficit	Total
Begining Balance, amount at Feb. 11, 2010
Issuance of founders stock to parent, shares	750,000
Issuance of founders stock to parent, amount	$ 750	$ (750)	$ 0	$ 0	$ 0
Capitalization of Company with Parent common stock, shares
Capitalization of Company with Parent common stock, amount		190,000			190,000
Unrealized loss on parent common stock, shares
Unrealized loss on parent common stock, amount			(54,000)		(54,000)
Net (Loss)				(16,499)	(16,499)
Ending balance, amount at Dec. 31, 2010	750	189,250	(54,000)	(16,499)	119,501
Ending balance, shares at Dec. 31, 2010	750,000
Common stock issued to parent, shares	5,250,000
Common stock issued to parent, amount	5,250	(5,250)
Common stock issued for cash, shares	465,000
Common stock issued for cash, amount	465	15,035			15,500
Common stock for services, shares	3,534,000
Common stock for services, amount	3,534	114,266			117,800
Unrealized loss on parent common stock, shares
Unrealized loss on parent common stock, amount			(98,000)		(98,000)
Net (Loss)				(179,858)	(179,858)
Ending balance, amount at Dec. 31, 2011	9,999	313,301	(152,000)	(196,357)	(25,057)
Ending balance, shares at Dec. 31, 2011	9,999,000
Common stock issued for cash, shares	4,650,000
Common stock issued for cash, amount	4,650	150,350			155,000
Common stock for services, shares	3,351,000
Common stock for services, amount	3,351	108,349			111,700
Comprehensive loss, shares
Comprehensive loss, amount			(19,000)		(19,000)
Net (Loss)				(144,609)	(144,609)
Ending balance, amount at Jun. 30, 2012	$ 18,000	$ 572,000	$ (171,000)	$ (340,966)	$ 78,034
Ending balance, shares at Jun. 30, 2012	18,000,000